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             Annual Notice of Securities Sold Pursuant to Rule 24F-2

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

         Transamerica Life Insurance Company of New York
         100 Manhattanville Road
         Purchase, New York 10577

2. Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]

         Separate Account VA-6NY of Transamerica Life Insurance Company of New York

3.       Investment Company Act File Number:

         811-08677

         Securities Act File Number:

         333-47219

4(a).    Last date of fiscal year for which this Form is filed:

         December 31, 2002

4(b).[_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[_] Check box if this is the last time the issuer will be filing this Form.

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5.     Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $269,876

       (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $1,165,790

       (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $176,016

       (iv)    Total available redemption credit [add Items 5(ii) and 5(iii)]:
               $1,341,806

       (v)     Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)] $0.00

       (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $(1,071,930)

       (vii) Multiplier for determining registration fee (See Instruction C.9): x .00008090

       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): = $0.00

6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       _____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here: ______.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D): + $__________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus Line 7]: = $0.00

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9.     Date the registration fee and any interest payment were sent to the
       Commission's lockbox depository:

          Method of delivery:

          [_]   Wire Transfer
          [_]   Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)                         /s/ Frank A. Camp
                                    --------------------------------------------
                                    Frank A. Camp
                                    Vice President

Date: March 17, 2003